FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Contingent consideration - short term		$ 0	$ 8,985
Contingent consideration - long term	$ 1,800	52,000	99,855
Recurring | Quoted Prices in Active Markets (Level 1)
Assets:
Money market funds (cash equivalents)	40,765	16,382	16,374
Liabilities:
Contingent consideration - short term		0	0
Contingent consideration - long term	0	0	0
Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Money market funds (cash equivalents)	0	0	0
Liabilities:
Contingent consideration - short term		0	0
Contingent consideration - long term	0	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (cash equivalents)	0	0	0
Liabilities:
Contingent consideration - short term		0	8,985
Contingent consideration - long term	1,800	52,000	99,855
Carrying Amount | Recurring
Assets:
Money market funds (cash equivalents)	40,765	16,382	16,374
Liabilities:
Contingent consideration - short term		0	8,985
Contingent consideration - long term	1,800	52,000	99,855
Fair Value | Recurring
Assets:
Money market funds (cash equivalents)	40,765	16,382	16,374
Liabilities:
Contingent consideration - short term		0	8,985
Contingent consideration - long term	$ 1,800	$ 52,000	$ 99,855